Document and Entity Information	6 Months Ended
Nov. 30, 2016
Document And Entity Information
Entity Registrant Name	HISPANICA INTERNATIONAL DELIGHTS OF AMERICA, INC.
Entity Central Index Key	0001579010
Document Type	S-1/A
Document Period End Date	Nov. 30, 2016
Amendment Flag	true
Current Fiscal Year End Date	--05-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2017
Amendment	Amendment No. 2